Stockholders' Equity (Schedule of Common Stock Reserved for Future Issuance) (Details)	Jun. 30, 2014	Mar. 31, 2014
Stockholders Equity [Line Items]
Common Stock Reserved for Future Issuance	75,607,306	73,088,548
Stock Options [Member]
Stockholders Equity [Line Items]
Common Stock Reserved for Future Issuance	11,998,275	11,894,205
Warrant [Member]
Stockholders Equity [Line Items]
Common Stock Reserved for Future Issuance	63,609,031	61,194,343